Form N-1A Supplement	Jun. 30, 2026
T. Rowe Price Emerging Markets Stock Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to Prospectus and Summary Prospectus dated January 1, 2026

On June 25, 2026, the fund’s shareholders approved a proposal to change the fund’s diversification policy from diversified to nondiversified. The switch from diversified to nondiversified will become effective on July 1, 2026.

Accordingly, all of the following changes are effective July 1, 2026.

T. Rowe Price Institutional Emerging Markets Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to Prospectus and Summary Prospectus dated January 1, 2026

On June 25, 2026, the fund’s shareholders approved a proposal to change the fund’s diversification policy from diversified to nondiversified. The switch from diversified to nondiversified will become effective on July 1, 2026.

Accordingly, all of the following changes are effective July 1, 2026.

T. Rowe Price Health Sciences Fund, Inc.
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to Prospectus and Summary Prospectus dated March 1, 2026

On June 25, 2026, the fund’s shareholders approved a proposal to change the fund’s diversification policy from diversified to nondiversified. The switch from diversified to nondiversified will become effective on July 1, 2026.

Accordingly, all of the following changes are effective July 1, 2026.

T. Rowe Price U.S. Equity Research Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to Prospectus and Summary Prospectus dated March 1, 2026

On June 25, 2026, the fund’s shareholders approved a proposal to change the fund’s diversification policy from diversified to nondiversified. The switch from diversified to nondiversified will become effective on July 1, 2026.

Accordingly, all of the following changes are effective July 1, 2026.

T. Rowe Price U.S. Large-Cap Core Fund, Inc.
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to Prospectus and Summary Prospectus dated March 1, 2026

On June 25, 2026, the fund’s shareholders approved a proposal to change the fund’s diversification policy from diversified to nondiversified. The switch from diversified to nondiversified will become effective on July 1, 2026.

Accordingly, all of the following changes are effective July 1, 2026.

T. Rowe Price Tax-Efficient Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to Prospectus and Summary Prospectus dated May 1, 2026

On June 25, 2026, the fund’s shareholders approved a proposal to change the fund’s diversification policy from diversified to nondiversified. The switch from diversified to nondiversified will become effective on July 1, 2026.

Accordingly, all of the following changes are effective July 1, 2026.